Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Condensed Consolidated Income Statement

CONDENSED CONSOLIDATED INCOME STATEMENT

For six-month period ended 30 June 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
Revenue	268	0	0	6 891	21 156	(1 228)	27 087
Cost of sales	(172)	0	0	(2 879)	(8 361)	1 228	(10 184)
Gross profit	96	0	0	4 012	12 795	0	16 903

Distribution expenses	(15)	0	0	(567)	(2 343)	0	(2 925)
Sales and marketing expenses	(113)	0	0	(1 014)	(2 968)	0	(4 095)
Administrative expenses	(121)	0	0	(254)	(1 387)	0	(1 771)
Other operating income/(expenses)	318	413	0	(617)	22	0	136
Profit from operations	165	413	0	1 561	6 109	0	8 248

Net finance income/(cost)	(101)	(1 703)	10	1 569	(3 085)	0	(3 310)

Share of result of associates	0	0	0	3	90	0	93
Profit before tax	64	(1 290)	10	3 133	3 114	0	5 031

Income tax expense	—	155	(3)	(413)	(1 174)	0	(1 436)
Profit	64	(1 135)	7	2 720	1 940	0	3 595

Income from subsidiaries	2 891	2 061	0	611	1 778	(7 341)	0
Profit from continuing operations	2 955	926	7	3 331	3 718	(7 341)	3 595

Profit from discontinued operations	0	0	0	0	0	0	0

Profit of the period	2 955	926	7	3 331	3 718	(7 341)	3 595

Profit from continuing operations attributable to:
Equity holders of AB InBev	2 955	926	7	3 331	3 078	(7 341)	2 955
Non-controlling interest	—	0	0	0	640	0	640

Profit of the period attributable to:
Equity holders of AB InBev	2 955	926	7	3 331	3 078	(7 341)	2 955
Non-controlling interest	0	0	0	0	640	0	640

For the six-month period ended 30 June 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
Revenue	216	—	—	7 043	20 860	(1 015)	27 104
Cost of sales	(142)	—	—	(2 907)	(8 640)	1 015	(10 674)
Gross profit	74	—	—	4 136	12 220	—	16 430

Distribution expenses	(8)	—	—	(482)	(2 350)	—	(2 840)
Sales and marketing expenses	(93)	—	—	(1 114)	(2 875)	—	(4 082)
Administrative expenses	(112)	—	—	(212)	(1 533)	—	(1 857)
Other operating income/(expenses)	443	519	—	(857)	16	—	121
Profit from operations	304	519	—	1 471	5 479	—	7 773

Net finance income/(cost)	(524)	(1 483)	9	2 480	(3 813)	—	(3 331)

Share of result of associates	—	—	—	2	122	—	124
Profit before tax	(220)	(964)	9	3 953	1 788	—	4 566

Income tax expense	—	437	(3)	(427)	(1 001)	—	(994)
Profit	(220)	(527)	6	3 526	787	—	3 572

Income from subsidiaries	3 128	2 793	—	291	2 634	(8 846)	—
Profit from continuing operations	2 908	2 266	6	3 817	3 421	(8 846)	3 572

Profit from discontinued operations	—	—	—	—	28	—	28

Profit of the period	2 908	2 266	6	3 817	3 449	(8 846)	3 600

Profit from continuing operations attributable to:
Equity holders of AB InBev	2 908	2 266	6	3 817	2 739	(8 846)	2 880
Non-controlling interest	—	—	—	—	692	—	692

Profit of the period attributable to:
Equity holders of AB InBev	2 908	2 266	6	3 817	2 757	(8 846)	2 908
Non-controlling interest	—	—	—	—	692	—	692

Schedule of Condensed Consolidated Statement of Financial Position

CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION

As at 30 June 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Non-current assets

Property, plant and equipment	40	0	0	4 430	20 981	0	25 451

Goodwill	0	0	0	33 279	103 473	0	136 752

Intangible assets	539	0	0	22 413	22 440	0	45 392

Investments in subsidiaries	120 943	79 453	0	84 130	164 975	(449 501)	0
Investments in associates and joint ventures	0	0	0	45	6 274	0	6 319

Deferred tax assets	0	0	0	0	1 601	0	1 601

Derivatives	49	0	0	5	24	0	29
Other non-current assets	49 316	7 202	49 844	15 596	60 819	(181 366)	1 411
	170 838	86 655	49 844	159 898	380 587	(630 867)	216 954

Current assets

Investment securities	0	0	0	0	4	0	4

Inventories	12	0	0	710	3 478	0	4 200

Derivatives	31	0	0	2 718	747	(2 853)	643
Trade and other receivables	5 235	2 506	1 586	5 472	11 950	(20 208)	6 541
Cash and cash equivalents	3	588	103	6 152	7 670	(6 546)	7 970

Assets classified as held for sale	0	0	0	0	41	0	41

Other current assets	0	236	0	(38)	846	0	1 044
	5 281	3 330	1 689	15 014	24 736	(29 607)	20 443

Total assets	176 119	89 985	51 533	174 912	405 323	(660 474)	237 397

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	68 510	39 316	597	133 686	275 902	(449 501)	68 510
Minority interest					7 054		7 054
	68 510	39 316	597	133 686	282 956	(449 501)	75 564

Non-current liabilities
Interest-bearing loans and borrowings	100 380	47 992	49 877	18 364	75 703	(181 366)	110 949

Employee benefits	5	0	0	1 224	1 599	0	2 828

Deferred tax liabilities	0	(256)	9	6 521	6 989	0	13 263

Derivatives	0	0	0	742	189	0	931

Other non-current liabilities	103	0	0	928	2 179	0	3 210
	100 489	47 736	49 886	27 778	86 658	(181 366)	131 180
Current liabilities
Interest-bearing loans and borrowings	2 289	2 329	249	1 050	11 774	(11 717)	5 974

Income tax payable	0	0	0	5	997	0	1 002

Derivatives	390	0	0	2 666	1 971	(2 853)	2 174
Trade and other payables	1 690	603	800	5 964	20 371	(8 489)	20 939

Other current liabilities	2 750	0	0	3 762	597	(6 546)	563
	7 120	2 932	1 049	13 448	35 709	(29 606)	30 653

Total equity and liabilities	176 119	89 985	51 533	174 912	405 323	(660 474)	237 397

As at 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	44	—	—	4 589	22 551	—	27 184
Goodwill	—	—	—	33 277	107 663	—	140 940
Intangible assets	584	—	—	22 105	23 185	—	45 874
Investments in subsidiaries	121 847	77 388	—	83 368	99 398	(382 000)	—
Investments in associates and joint ventures	—	—	—	28	5 235	—	5 263
Deferred tax assets	—	—	—		1 216	—	1 216
Derivatives	—	—	—	16	9	—	25
Other non-current assets	53 565	10 290	55 432	25 293	67 709	(210 623)	1 664
	176 040	87 677	55 432	168 676	326 966	(592 623)	222 166

Current assets
Investment securities	1 301	—	—	—	3	—	1 304
Inventories	21	—	—	626	3 472	—	4 119
Derivatives	—	—	—	320	138	—	458
Trade and other receivables	16 585	1 514	1 947	25 237	19 942	(58 660)	6 566
Cash and cash equivalents	43	242	8	5 982	9 768	(5 571)	10 472
Assets classified as held for sale	—	—	—	—	133	—	133
Other current assets	—	—	—	—	908	—	908
	17 950	1 756	1 955	32 165	34 364	(64 231)	23 960

Total assets	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	72 585	38 307	586	131 657	211 449	(382 000)	72 585
Minority interest	—	—	—	—	7 635	—	7 635
	72 585	38 307	586	131 656	219 084	(382 000)	80 220

Non-current liabilities
Interest-bearing loans and borrowings	102 398	49 230	55 464	29 005	83 459	(210 607)	108 949
Employee benefits	5	—	—	1 240	1 748	—	2 993
Deferred tax liabilities	—	(337)	9	6 528	6 907	—	13 107
Derivatives	—	—	—	920	17	—	937
Other non-current liabilities	131	—	—	1 023	2 573	(18)	3 709
	102 534	48 893	55 473	38 716	94 705	(210 625)	129 695

Current liabilities
Interest-bearing loans and borrowings	16 718	2 363	479	19 336	20 531	(51 994)	7 433
Income tax payable	—	(665)	3	734	1 486	—	1 558
Derivatives	—	—	—	1 360	97	—	1 457
Trade and other payables	2 033	535	848	5 481	22 530	(6 665)	24 762
Other current liabilities	121	—	—	3 558	2 894	(5 571)	1 002
	18 872	2 233	1 330	30 469	47 538	(64 230)	36 211

Total equity and liabilities	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

Schedule of Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

For the six-month period ended 30 June 2018 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	2 955	926	7	3 331	3 718	(7 341)	3 595
Depreciation, amortization and impairment	77	0	0	357	1 679	0	2 113
Net finance cost/(income)	101	1 703	(10)	(1 569)	3 085	0	3 310
Income tax expense	0	(155)	3	413	1 174	0	1 436
Investment income	(2 891)	(2 061)	0	(611)	(1 778)	7 341	0
Other items	71	0	0	(11)	(167)	0	(107)
Cash flow from operating activities before changes in working capital and use of provisions	313	413	0	1 909	7 712	0	10 347

Working capital and provisions	(104)	815	0	(615)	(2 676)	0	(2 580)
Cash generated from operations	209	1 228	0	1 294	5 036	0	7 767

Interest paid, net	(297)	(1 502)	37	107	(590)	4	(2 245)
Dividends received	0	0	0	0	38	0	38
Income tax paid	0	0	(6)	(461)	(1 871)	0	(2 338)

CASH FLOW FROM OPERATING ACTIVITIES	(88)	(274)	31	940	2 613	0	3 222

INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(64)	0	0	(567)	(1 496)	0	(2 127)
Proceeds from sale of property, plant and equipment and of intangible assets	0	0	0	11	144	0	155
Proceeds from SAB transaction-related divestitures	0	0	0	0	(330)	0	(330)
Taxes on SAB transaction-related divestitures	0	0	0	0	(100)		(100)
Acquisition of subsidiaries, net of cash acquired	0	0	0	(1 236)	1 166		(70)
Sale of subsidiaries, net of cash disposed of	0	0	0	0	(2)	0	(2)
Net of tax proceeds from the sale of assets held for sale	0	0	0	31	36	0	67
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1 300	0	0	0	(1)	0	1 299
Net proceeds from sale/(acquisition) of other assets	0	0	0	(18)	(51)	0	(69)
Net repayments/(payments) of loans granted	3 437	2 106	5 800	11 250	(22 208)	(458)	(73)
CASH FLOW FROM INVESTING ACTIVITIES	4 672	2 106	5 800	9 472	(22 843)	(458)	(1 250)

FINANCING ACTIVITIES
Intra-group capital reimbursements	6	0	0	0	6	0	0
Purchase of non-controlling interest	0	0	0	0	(930)	0	(930)
Proceeds from borrowings	8 396	7 414	0	1 756	46 764	(40 563)	23 767
Payments on borrowings	(10 995)	(8 901)	(5 737)	(12 260)	(25 311)	41 140	(22 064)
Cash net finance (cost)/income other than interests	188	0	0	109	(458)	(119)	(280)
Dividends paid	(4 473)	0	0	0	(659)	0	(5 132)
CASH FLOW FROM FINANCING ACTIVITIES	(6 890)	(1 487)	(5 737)	(10 395)	19 411	458	(4 640)

Net increase/(decrease) in cash and cash equivalents	(2 306)	345	94	17	(818)	0	(2 668)

Cash and cash equivalents less bank overdrafts at beginning of year	(84)	242	9	2 430	7 758	0	10 355
Effect of exchange rate fluctuations	(353)	0	0	(51)	614	0	210

Cash and cash equivalents less bank overdrafts at end of period	(2 743)	588	103	2 396	7 554	0	7 898

For the six-month period ended 30 June 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit of the period	2 908	2 266	6	3 817	3 449	(8 846)	3 600
Depreciation, amortization and impairment	60	—	—	378	1 671	—	2 109
Net finance cost/(income)	524	1 483	(9)	(2 480)	3 813	—	3 331
Income tax expense	—	(437)	3	427	1 001	—	994
Investment income	(3 128)	(2 793)	—	(291)	(2 634)	8 846	—
Other items	63	—	—	(20)	(98)	—	(55)
Cash flow from operating activities before changes in working capital and use of provisions	427	519	—	1 831	7 202	—	9 979

Working capital and provisions	(577)	1 037	—	(1 205)	(987)	(908)	(2 640)
Cash generated from operations	(150)	1 556	—	626	6 215	(908)	7 338

Interest paid, net	(889)	(1 624)	46	624	(1 850)	1 273	(2 420)
Dividends received	3	126	—	—	4	(73)	60
Income tax paid	—	—	(13)	235	(1 183)	—	(961)

CASH FLOW FROM OPERATING ACTIVITIES	(1 036)	58	33	1 485	3 186	292	4 018

INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(48)	—	—	(228)	(1 447)	—	(1 723)
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	2	142	—	144
Proceeds from SAB transaction-related divestitures	—	—	—	—	8 651	—	8 651
Taxes on SAB transaction-related divestitures	—	—	—	(3 521)	—	—	(3 521)
Acquisition of subsidiaries, net of cash acquired	—	—	—	(383)	(136)	—	(519)

Sale of subsidiaries, net of cash disposed of	—	—	—	42	29	—	71

Net of tax proceeds from the sale of assets held for sale	—	—	—	—	4	—	4
Net proceeds from sale/(acquisition) of investment in short-term debt securities	2 700	—	—	—	88	—	2 788
Net proceeds from sale/(acquisition) of other assets	—	—	—	11	(74)	—	(63)
Net repayments/(payments) of loans granted	(13 563)	3 893	1 500	(15 079)	(17 663)	41 194	282
CASH FLOW FROM INVESTING ACTIVITIES	(10 911)	3 893	1 500	(19 156)	(10 406)	41 194	6 114

FINANCING ACTIVITIES
Intra-group capital reimbursements	(4)	—	—	4	—	—	—
Purchase of non-controlling interest	—	—	—	—	(63)	—	(63)
Proceeds from borrowings	37 416	2 226	1 470	10 854	31 269	(73 132)	10 103
Payments on borrowings	(11 692)	(2 339)	(306)	(8 716)	(23 809)	31 520	(15 342)
Cash net finance (cost)/income other than interests	(308)	—	—	831	(821)	—	(298)
Dividends paid	(4 254)	—	—	—	(348)	127	(4 475)
CASH FLOW FROM FINANCING ACTIVITIES	21 158	(113)	1 164	2 973	6 228	(41 485)	(10 075)

Net increase/(decrease) in cash and cash equivalents	9 211	3 838	2 697	(14 698)	(992)	1	57

Cash and cash equivalents less bank overdrafts at beginning of year	(10 244)	155	(618)	19 842	(740)	—	8 395
Effect of exchange rate fluctuations	(379)	(123)	68	(73)	(795)	(1)	(1 303)

Cash and cash equivalents less bank overdrafts at end of period	(1 412)	3 870	2 147	5 071	(2 527)	—	7 149